SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate
%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Schedule of assumptions used to estimate the fair value of the stock-based awards granted to employees and directors
	Year ended December 31
	2021	2020	2019

Risk-free interest rate	0.94% - 1.52%	0.29% - 1.60%	0.70% - 2.90%
Expected volatility	59% - 60%	53% - 59%	43% - 55%
Early exercise factor	130% - 200%	110% - 200%	110% - 230%
Forfeiture rate post vesting	1% - 27%	0% - 34%	0% - 34%
Dividend yield	0%	0%	0%